INVESTMENT IN ASSOCIATES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Beginning balance	$ 5,305	$ 6,011
Share of equity loss	(472)	(1,015)
Dilution gain	749	309
Ending balance	$ 5,582	$ 5,305
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Beginning balance, shares	65,144,021	65,144,021
Share of equity loss, shares	0	0
Dilution gain, shares	0	0
Ending balance, shares	65,144,021	65,144,021
Beginning balance	$ 5,305	$ 6,011
Share of equity loss	(472)	(1,015)
Dilution gain	749	309
Ending balance	$ 5,582	$ 5,305